Derivative Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Derivative [Line Items]
Derivatives designated as cash flow hedges gain (loss), amount expected to be reclassified to future net income (loss), net of tax	$ 2,009	$ 924	$ 802	$ 1,161
Derivatives designated as cash flow hedges gain (loss), amount expected to be reclassified to net income (loss) in the next 12 months, net of tax	29
Year by which all forecasted transactions associated with qualifying cash flow hedges are expected to occur	2045
Amount to claim from counterparties if the downgrade provisions had been triggered	54	123
Amount required for disbursement to counterparties if the downgrade provisions had been triggered	18	5
Credit Risk and Counterparty Netting
Derivative [Line Items]
Derivative, net asset position, aggregate fair value	1,027	888
Net fair value derivative liabilities	240	172
Collateral from derivative counterparties	1,023	794
Collateral from derivative counterparties, over collateralization	50	29
Collateral to derivative counterparties	28	30
Collateral to derivative counterparties, over collateralization	$ 11	$ 11